Financial Instruments (Schedule Of Changes In Fair Value Of Derivatives Designated As Fair Value Hedges And Hedged Items Recognized In Consolidated Statements Of Income) (Detail) - Other Income (Expense), Net
¥ in Millions
12 Months Ended
Mar. 31, 2015 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Changes in the fair value of the derivatives	¥ (57)
Changes in the fair value of the hedged items	¥ 57